Summary of significant accounting policies Narrative (Detail)	Dec. 31, 2018
Summary of significant accounting policies [abstract]
Minimum guaranteed return	1.75%
Maximum guaranteed return	3.75%
Minimum guaranteed return employer contributions	3.25%
Minimum guaranteed return employee contributions	3.75%